UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SOCIAL

AWARENESS FUND

FORM N-Q

OCTOBER 31, 2007

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	October 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 70.8%
CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 2.2%
30,150	Starwood Hotels & Resorts Worldwide Inc.	$1,714,329
98,700	Yum! Brands Inc.	3,974,649

	Total Hotels, Restaurants & Leisure	5,688,978

Media - 0.7%
30,400	Focus Media Holding Ltd., ADR *	1,884,800

Multiline Retail - 1.5%
56,250	Macy’s Inc.	1,801,687
36,900	Target Corp.	2,264,184

	Total Multiline Retail	4,065,871

Textiles, Apparel & Luxury Goods - 1.3%
38,450	V.F. Corp.	3,350,149

	TOTAL CONSUMER DISCRETIONARY	14,989,798

CONSUMER STAPLES - 7.4%
Beverages - 1.8%
64,400	PepsiCo Inc.	4,747,568

Food & Staples Retailing - 3.3%
139,400	CVS Corp.	5,822,738
78,900	Sysco Corp.	2,705,481

	Total Food & Staples Retailing	8,528,219

Household Products - 2.3%
85,800	Procter & Gamble Co.	5,964,816

	TOTAL CONSUMER STAPLES	19,240,603

ENERGY - 6.7%
Energy Equipment & Services - 2.0%
106,067	Grant Prideco Inc. *	5,214,254

Oil, Gas & Consumable Fuels - 4.7%
64,850	Apache Corp.	6,732,078
71,881	BP PLC, ADR	5,605,999

	Total Oil, Gas & Consumable Fuels	12,338,077

	TOTAL ENERGY	17,552,331

FINANCIALS - 12.7%
Capital Markets - 4.8%
76,200	American Capital Strategies Ltd.	3,307,842
125,120	E*TRADE Financial Corp. *	1,393,837
11,945	Goldman Sachs Group Inc.	2,961,404
77,200	T. Rowe Price Group Inc.	4,959,328

	Total Capital Markets	12,622,411

Commercial Banks - 1.9%
148,500	Wells Fargo & Co.	5,050,485

Consumer Finance - 1.3%
54,550	American Express Co.	3,324,823

Diversified Financial Services - 2.3%
69,000	Bank of America Corp.	3,331,320
29,300	NYSE Euronext	2,750,391

	Total Diversified Financial Services	6,081,711

Insurance - 2.4%
59,825	American International Group Inc.	3,776,154

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

SHARES	SECURITY	VALUE
Insurance - 2.4% (continued)
31,800	Arch Capital Group Ltd. *	$2,377,686

	Total Insurance	6,153,840

	TOTAL FINANCIALS	33,233,270

HEALTH CARE - 10.3%
Biotechnology - 3.1%
34,300	Amgen Inc. *	1,993,173
23,100	Genentech Inc. *	1,712,403
95,300	Gilead Sciences Inc. *	4,401,907

	Total Biotechnology	8,107,483

Health Care Equipment & Supplies - 1.9%
68,250	Stryker Corp.	4,845,750

Health Care Providers & Services - 5.3%
47,700	Aetna Inc.	2,679,309
80,000	Express Scripts Inc. *	5,048,000
66,850	Pediatrix Medical Group Inc. *	4,378,675
21,800	WellPoint Inc. *	1,727,214

	Total Health Care Providers & Services	13,833,198

	TOTAL HEALTH CARE	26,786,431

INDUSTRIALS - 9.1%
Air Freight & Logistics - 0.6%
19,700	United Parcel Service Inc., Class B Shares	1,479,470

Commercial Services & Supplies - 2.6%
74,150	Covanta Holding Corp. *	2,010,207
136,950	Republic Services Inc.	4,682,320

	Total Commercial Services & Supplies	6,692,527

Electrical Equipment - 2.7%
88,800	Emerson Electric Co.	4,641,576
43,650	Suntech Power Holdings Co., Ltd., ADR *	2,570,548

	Total Electrical Equipment	7,212,124

Machinery - 3.2%
37,500	Deere & Co.	5,808,750
48,450	PACCAR Inc.	2,691,882

	Total Machinery	8,500,632

	TOTAL INDUSTRIALS	23,884,753

INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.5%
116,600	Cisco Systems Inc. *	3,854,796
76,800	Juniper Networks Inc. *	2,764,800

	Total Communications Equipment	6,619,596

Computers & Peripherals - 1.2%
96,831	Network Appliance Inc. *	3,049,208

IT Services - 1.3%
89,700	Accenture Ltd., Class A Shares	3,502,785

Semiconductors & Semiconductor Equipment - 4.7%
91,000	Broadcom Corp., Class A Shares *	2,962,050
39,600	Lam Research Corp. *	1,987,920
60,800	Linear Technology Corp.	2,007,616
168,100	Marvell Technology Group Ltd. *	3,030,843
30,350	MEMC Electronic Materials Inc. *	2,222,227

	Total Semiconductors & Semiconductor Equipment	12,210,656

Software - 2.1%
89,250	Amdocs Ltd. *	3,070,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

SHARES	SECURITY	VALUE
Software - 2.1% (continued)
62,400	Microsoft Corp.	$2,296,944

	Total Software	5,367,144

	TOTAL INFORMATION TECHNOLOGY	30,749,389

MATERIALS - 3.6%
Chemicals - 2.2%
24,450	Air Products & Chemicals Inc.	2,392,433
26,550	Potash Corporation of Saskatchewan Inc.	3,260,871

	Total Chemicals	5,653,304

Construction Materials - 0.6%
11,500	Martin Marietta Materials Inc.	1,487,525

Metals & Mining - 0.8%
22,500	Cleveland-Cliffs Inc.	2,152,125

	TOTAL MATERIALS	9,292,954

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.3%
22,400	AT&T Inc.	936,096

Wireless Telecommunication Services - 1.9%
30,250	America Movil SAB de CV, Series L Shares, ADR	1,978,048
65,925	American Tower Corp., Class A Shares *	2,912,566

	Total Wireless Telecommunication Services	4,890,614

	TOTAL TELECOMMUNICATION SERVICES	5,826,710

UTILITIES - 1.3%
Electric Utilities - 1.3%
41,150	Exelon Corp.	3,406,397

	TOTAL COMMON STOCKS (Cost - $141,194,008)	184,962,636

FACE AMOUNT
ASSET-BACKED SECURITIES - 1.6%
Automobiles - 0.4%
$ 380,000	BMW Vehicle Owner Trust, 5.130% due 9/27/10	380,489
	Harley-Davidson Motorcycle Trust:
464,722	2.690% due 4/15/11	458,843
274,728	3.200% due 5/15/12	270,565

	Total Automobiles	1,109,897

Credit Card - 1.2%
	MBNA Credit Card Master Note Trust:
2,500,000	4.200% due 9/15/10	2,491,759
711,000	4.300% due 2/15/11	707,929

	Total Credit Card	3,199,688

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,286,939)	4,309,585

COLLATERALIZED MORTGAGE OBLIGATION - 1.1%
2,795,015	Federal Home Loan Mortgage Corp. (FHLMC), 5.500% due 12/15/18 (Cost - $2,777,625)	2,805,572

CORPORATE BONDS & NOTES - 7.6%
Capital Markets - 1.0%
715,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	726,859
1,000,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.500% due 7/26/10	975,365

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Capital Markets - 1.0% (continued)
$ 1,000,000	Morgan Stanley, Medium-Term Notes, 5.625% due 1/9/12	$1,015,178

	Total Capital Markets	2,717,402

Chemicals - 0.2%
600,000	Potash Corporation of Saskatchewan Inc., Notes, 5.875% due 12/1/36	569,751

Commercial Banks - 0.3%
700,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	727,287

Computers & Peripherals - 0.4%
1,000,000	International Business Machines Corp., Medium-Term Notes, 4.375% due 6/1/09	999,146

Consumer Finance - 1.1%
1,000,000	American Express Credit Corp., Senior Notes, 5.000% due 12/2/10	1,004,557
2,175,000	SLM Corp., Medium-Term Notes, 5.000% due 10/1/13	1,924,525

	Total Consumer Finance	2,929,082

Diversified Financial Services - 1.8%
1,000,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	1,000,269
1,000,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.000% due 3/22/11	849,555
750,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	775,810
650,000	IBM International Group Capital LLC, 5.050% due 10/22/12	650,410
700,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	713,870
540,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, 8.000% due 3/1/32	647,046

	Total Diversified Financial Services	4,636,960

Diversified Telecommunication Services - 0.4%
1,000,000	Verizon Communications Inc., Senior Notes, 5.350% due 2/15/11	1,012,278

Insurance - 0.2%
675,000	Genworth Financial Inc., Notes, 6.500% due 6/15/34	679,424

Media - 0.6%
600,000	Comcast Corp., Bonds, 5.650% due 6/15/35	552,664
1,000,000	Walt Disney Co., Medium-Term Notes, Global Notes, 5.700% due 7/15/11	1,025,686

	Total Media	1,578,350

Oil, Gas & Consumable Fuels - 0.3%
750,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	752,131

Pharmaceuticals - 0.7%
850,000	AstraZeneca PLC, 5.400% due 9/15/12	859,087
850,000	Johnson & Johnson, 5.150% due 8/15/12	867,779

	Total Pharmaceuticals	1,726,866

Road & Rail - 0.3%
650,000	Norfolk Southern Corp., Senior Notes, 7.250% due 2/15/31	730,994

Specialty Retail - 0.3%
700,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	695,153

	TOTAL CORPORATE BONDS & NOTES (Cost - $20,013,433)	19,754,824

MORTGAGE-BACKED SECURITIES - 8.4%
FHLMC - 4.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
710,369	6.000% due 9/1/37	715,095
	Gold:
5,044,116	5.000% due 3/1/19-7/1/35	4,923,267

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
FHLMC - 4.9% (continued)
$1,566,270	4.500% due 6/1/21	$1,515,572
2,894,242	6.000% due 2/1/22-2/1/36	2,918,337
1,345,626	6.500% due 1/1/37	1,378,618
1,215,234	5.500% due 2/1/37	1,196,586

	TOTAL FHLMC	12,647,475

FNMA - 2.7%
	Federal National Mortgage Association (FNMA):
266	6.500% due 3/1/29	274
653,798	4.500% due 2/1/35	610,266
3,999,388	5.500% due 6/1/36-11/1/36	3,942,142
2,464,769	6.000% due 5/1/37-9/1/37	2,483,478

	TOTAL FNMA	7,036,160

GNMA - 0.8%
1,762,652	Government National Mortgage Association (GNMA) I, 5.000% due 12/15/35	1,712,036
399,343	Government National Mortgage Association (GNMA) II, 7.000% due 11/20/36	415,233

	TOTAL GNMA	2,127,269

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $21,757,176)	21,810,904

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.1%

U.S. Government Agencies - 5.8%
3,525,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 7.000% due 3/15/10	3,734,611
	Federal National Mortgage Association (FNMA):
1,035,000	Bonds, 6.625% due 11/15/30	1,230,900
	Notes:
200,000	6.000% due 9/26/13	200,414
3,882,000	4.625% due 10/15/13	3,862,644
3,199,000	5.000% due 4/15/15	3,239,077
2,713,000	4.875% due 12/15/16	2,709,389

	Total U.S. Government Agencies	14,977,035

U.S. Government Obligations - 1.3%
642,000	U.S. Treasury Bonds, 8.875% due 8/15/17	860,782
2,506,000	U.S. Treasury Notes, 6.000% due 8/15/09	2,594,885

	Total U.S. Government Obligations	3,455,667

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost - $18,188,132)	18,432,702

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost - $208,217,313)	252,076,223

SHORT-TERM INVESTMENT - 3.4%
Repurchase Agreement - 3.4%
8,916,382	Goldman Sachs & Co. repurchase agreement dated 10/31/07, 4.860% due 11/1/07; Proceeds at maturity - $8,917,586; (Fully collateralized by U.S. Government Agency Obligation, 5.500% due 10/1/36; Market value - $9,136,901) (Cost - $8,916,382)	8,916,382

	TOTAL INVESTMENTS - 100.0% (Cost - $217,133,695#)	260,992,605
	Other Assets in Excess of Liabilities - 0.0%	72,941

	TOTAL NET ASSETS - 100.0%	$261,065,546

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Social Awareness Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of Legg Mason Partners Equity Funds, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$47,179,095
Gross unrealized depreciation	(3,320,185)

Net unrealized appreciation	$43,858,910

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2007

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	December 27, 2007